Leases - Schedule of Future Minimum Lease Payment (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 54,005	¥ 391,897
2027	40,504	293,923
Total	94,509	685,820
Less imputed interest	(3,560)	(25,835)
Present value of operating lease liabilities	90,948	659,985	¥ 811,819
Current portion of lease obligation	(51,064)	(370,559)	(350,366)
Non-current portion of lease obligation	$ 39,884	¥ 289,426	¥ 461,453